Goodwill and Other Intangible Assets - Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests (Detail)	Dec. 31, 2023	Dec. 31, 2022
Americas [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	1.60%	1.90%
Pre-tax discount rate	13.00%	13.70%
EMEAA [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.40%	2.50%
Pre-tax discount rate	15.10%	16.20%
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.50%	2.50%
Pre-tax discount rate	12.10%	13.80%